Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

Subscription Agreement – As described in Note 7, the Company issued 595,238 shares of Common Stock in exchange for gross proceeds of $0.5 million pursuant to a subscription agreement with a related party investor in February 2026. See Note 7 for further details.

Accounting Services – The Company engages an accounting firm to provide accounting and bookkeeping services, which is majority owned by the Company’s Chief Financial Officer (“CFO”), who serves as an independent contractor to the Company.

For the three months ended March 31, 2026 and 2025, the Company incurred expenses of $0.05 million and $0.01 million, respectively, related to services provided by the CFO’s accounting firm. Such amounts are included in general and administrative expenses in the accompanying condensed consolidated statements of operations.

As of March 31, 2026 and December 31, 2025, there were no amounts payable to the accounting firm.

Software Development Services – The Company engages a software development company to provide software development services, which is wholly owned by the Company’s Chief Technology Officer (“CTO”), who is an employee of the Company.

For the three months ended March 31, 2026 and 2025, the Company incurred expenses of $0.03 million and $0.1 million, respectively, for software development services provided by the CTO’s company. Such amounts are included in research and development expense in the accompanying condensed consolidated statements of operations. As of March 31, 2026 and December 31, 2025, amounts payable to the CTO’s software development company were $0.05 million and are included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

The Company believes that the terms of its arrangements with these vendors are consistent with those that would have been obtained from unaffiliated third parties.

12. Related Party Transactions

PIPE Notes and Warrants

As disclosed in Note 7, Data Knights issued and sold PIPE Notes in connection with the Business Combination, which are convertible into shares of the Company’s Common Stock. Total proceeds raised from the PIPE Notes were $1.5 million, of which $1.0 million were with related party investors. In June 2025, all holders of PIPE Notes agreed to convert the outstanding principal and accrued interest into 1,453,174 shares of Common Stock, of which 972,326 shares were issued to these related party investors. See Note 7 for further details.

In connection with the issuance of the PIPE Notes, the Company also issued a total of 95,744 shares of PIPE Warrants, of which 63,829 shares were issued to the same related party investors. Refer to Note 10 for additional details on the terms of the PIPE Warrants.

Shareholder Loans

 As described in Note 7, the Company received gross proceeds of $1.6 and $0.7 million in connection with convertible and non-convertible shareholder loans, respectively, with two related party investors between 2023 and 2024. In June 2025, these investors agreed to convert the outstanding balance into an aggregate of 3,166,476 shares of Common Stock. See Note 7 for further details.

Loan Extensions

At the closing of the Business Combination, the Company assumed Data Knights’ liabilities, which included existing loan extensions to related parties. In June 2025, two related party investors agreed to convert their outstanding balances under the loan extension agreements into an aggregate of 3,650,248 shares of Common Stock. See Note 7 for further details.

Subscription Agreements

As described in Note 8, the Company issued 3,438,537 shares of Common Stock in exchange for gross proceeds of $1.7 million pursuant to subscription agreements with two related party investors in June and August 2025. See Note 8 for further details.

Other Related Party Transactions

Accounting Services – The Company engages an accounting firm to provide accounting and bookkeeping services, which is majority owned by the Company’s Chief Financial Officer (“CFO”), who serves as an independent contractor to the Company.

For the years ended December 31, 2025 and 2024, the Company incurred expenses of $0.03 million and $0.01 million, respectively, related to services provided by the CFO’s accounting firm. Such amounts are included in general and administrative expenses in the accompanying consolidated statements of operations.

As of December 31, 2025 and 2024, there were no amounts payable to the accounting firm.

Software Development Services – The Company engages a software development company to provide software development services, which is wholly owned by the Company’s Chief Technology Officer (“CTO”), who is an employee of the Company.

For the years ended December 31, 2025 and 2024, the Company incurred expenses of $0.2 million and $0.1 million, respectively, for software development services provided by the CTO’s company. Such amounts are included in research and development expense in the accompanying consolidated statements of operations. As of December 31, 2025 and 2024, amounts payable to the CTO’s software development company were $0.05 million and $0.2 million, respectively, and are included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.

During the year ended December 31, 2025, the Company settled $0.2 million of trade payables owed to this vendor by issuing 250,000 shares of its Common Stock (see Note 5). The shares were issued at their fair value on the settlement date, which totaled $0.1 million, resulting in a $0.1 million gain. The gain was recognized within gain on troubled debt restructurings in the accompanying consolidated statements of operations because the payables related to services previously provided by the vendor in the ordinary course of business. The terms of the settlement were negotiated and approved by management other than the CTO and the CTO does not have the ability to unilaterally bind the Company. As such, the substance of the transaction was a settlement of a commercial obligation, not a capital contribution.

The Company believes that the terms of its arrangements with these vendors are consistent with those that would have been obtained from unaffiliated third parties.